Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	36.53%	9.76%	(18.03%)	(28.43%)
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	40.60%	5.89%	14.21%	(26.52%)	(8.82%)	28.91%	27.94%	(14.98%)	52.95%	2.93%
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	43.26%	6.07%	23.87%	(25.07%)
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	17.27%	10.76%	19.50%	(29.14%)	7.53%	36.22%	32.56%	(9.42%)	34.53%	4.79%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	19.45%	4.93%	18.60%	(28.67%)	(0.74%)	26.29%	32.11%	(16.68%)	34.92%	5.08%
Baillie Gifford International Concentrated Growth Equities Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.56%	18.34%	14.75%	(39.58%)	0.69%	97.09%	45.32%	(13.23%)
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	17.23%	7.80%	14.20%	(34.49%)	(9.49%)	62.84%	37.25%	(17.34%)	46.00%	1.19%
Baillie Gifford Long Term Global Growth Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.26%	24.92%	36.43%	(46.08%)	2.40%	101.61%	33.40%	(1.47%)	54.01%	(3.95%)
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	10.25%	30.44%	45.93%	(55.63%)	(4.25%)	125.43%	30.01%	8.30%	34.72%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Class 5
Prospectus [Line Items]
Annual Return [Percent]	40.92%	6.12%	14.48%	(26.33%)	(8.61%)	29.25%	28.19%	(14.80%)	53.25%	3.24%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Annual Return [Percent]	17.46%	10.92%	19.61%	(29.08%)	7.65%	36.31%	32.56%	(9.44%)	34.56%	4.95%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Annual Return [Percent]	19.58%	5.05%	18.72%	(28.64%)	(0.65%)	26.45%	32.14%	(16.57%)	34.96%	5.24%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Annual Return [Percent]	17.28%	7.86%	14.31%	(34.43%)	(9.40%)	62.95%	37.34%	(17.33%)	46.09%	1.34%
Baillie Gifford Long Term Global Growth Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Annual Return [Percent]	16.38%	25.01%	36.60%	(46.04%)	2.50%	101.77%	33.49%	(1.42%)	54.07%	(3.80%)